BORROWINGS - Narrative (Details) $ in Thousands			3 Months Ended	4 Months Ended	6 Months Ended
	Feb. 28, 2025 USD ($)	Mar. 19, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 20, 2025 USD ($)	Jan. 01, 2025 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings					$ 8,000	$ 94,500
Principal repayment					5,625	$ 23,381
Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayment				$ 14,063
Wells Fargo Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 165,000						$ 20,000	$ 100,000
Uncommitted incremental facilities cap	50,000							10,000
Principal borrowings			$ 126,438	$ 126,438	$ 126,438
Maximum leverage ratio					3.00
Borrowing minimum leverage ratio					1.25
Borrowing minimum liquidity requirement					$ 15,000
Wells Fargo Credit Agreement | Federal Funds Rate Plus
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate			0.50%	0.50%	0.50%
Wells Fargo Credit Agreement | Adjusted Term Secured Overnight Finance Rate ("SOFR")
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate			1.00%	1.00%	1.00%
Wells Fargo Credit Agreement | Applicable Margin
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis			2.50%	2.50%	2.50%
Wells Fargo Credit Agreement | Secured Overnight Financing Rate ("SOFR")
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate			0.10%	0.10%	0.10%
Wells Fargo Credit Agreement | Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Term		3 years
Nominal amount		$ 25,000
Wells Fargo Credit Agreement | Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount		$ 25,000
Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 75,000							$ 75,000
Principal borrowings			$ 60,938	$ 60,938	$ 60,938
Principal repayment			5,625
Percentage of borrowing	15.00%
Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 90,000
Principal borrowings			65,500	65,500	65,500
Undrawn borrowing facilities			$ 24,500	$ 24,500	$ 24,500